LONG-TERM DEBT - 2012 Notes (Details) - USD ($) $ in Millions	Jul. 24, 2024	Jul. 24, 2012
2012 Notes
LONG-TERM DEBT
Principal		$ 200.0
Series A
LONG-TERM DEBT
Principal		$ 100.0
Interest rate		4.87%
Series B
LONG-TERM DEBT
Principal		$ 100.0
Interest rate	5.02%	5.02%
Repayments of debt	$ 100.0